Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs [Abstract]
Beginning balance	₩ (132,464)	₩ (89,695)
Beginning balance(adjusted)	(137,393)
Deferral on new transactions	(91,625)	(108,832)
Recognized in profit for the year	102,907	66,063
Ending balance	₩ (126,111)	₩ (132,464)